Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Prepayments	€ 5,921,334	€ 4,959,889
Other assets	0	620,815
Total	€ 5,921,334	€ 5,580,704